Venezuelan Operations	3 Months Ended
Mar. 28, 2014
International Operations [Abstract]
Venezuelan Operations

21. Venezuelan Operations

The Venezuelan government has maintained currency controls and a fixed official exchange rate since February 2003. The Commission for the Administration of Foreign Exchange (“CADIVI”) until recently controlled the sale and purchase of foreign currency in Venezuela. In 2011, CADIVI established an official exchange rate of 4.3 Venezuelan bolivar fuertes (“BsF”) to 1 U.S. dollar (“U.S. Dollar”) (the “prior official rate”). On February 13, 2013 the Venezuelan government announced the devaluation of its currency from 4.30 BsF per U.S. dollar to 6.30 BsF per U.S. dollar (the “official rate”).

In March 2013, the Venezuelan government announced the creation of a new alternative currency exchange system authorizing certain companies that operate in designated industry sectors to exchange a limited volume of bolivars for dollars at a bid rate established via weekly auctions under the Complementary System of Foreign Currency Acquirement (“SICAD 1”). These auctions began weekly in October 2013 and the Central Bank of Venezuela began publishing the average exchange rate resulting from the weekly SICAD 1 auctions in December 2013.

On January 24, 2014, the Venezuelan government announced the establishment of a dual exchange rate system. A rate of 6.30 BsF per U.S. dollar will be applied to priority sectors, while other sectors of the economy are eligible to apply an exchange rate determined based on the results of the Venezuelan central bank’s system of weekly currency auctions, SICAD 1, to a wider range of transactions. In January 2014, the Venezuelan government also announced the replacement of CADIVI with a new foreign currency administration, the National Center for Foreign Commerce (CENCOEX). An entity may seek approval to transact through the CENCOEX mechanism at the official rate; however, we understand that certain transactions may be approved at the latest published SICAD 1 rate depending on an entity’s facts and circumstances. The approximate SICAD 1 rate at March 28, 2014 was 10.8 BsF per U.S. dollar.

On February 19, 2014, the Venezuelan government announced plans for another currency exchange mechanism (“SICAD 2”) which allows authorized foreign exchange operators, such as regulated banks and capital market brokers, to act as intermediaries in the sale of acquisitions of foreign currency. Once regulated, this may facilitate easier access to foreign currency. The SICAD 2 rate is intended to more closely resemble a market-driven exchange rate compared to the rates provided by Venezuela’s other regulated exchange mechanisms. SICAD 2 became effective on March 24, 2014 and the approximate SICAD 2 rate at March 28, 2014 was 50 BsF per U.S. dollar.

The functional currency of the Company’s subsidiary in Venezuela is the U.S. dollar. Due to the impact of the devaluation on February 13, 2013 the Company recorded a pre-tax charge of $40.9 million in the year ended December 31, 2013 primarily related to the remeasurement of the local Venezuelan balance sheet on the date of the devaluation at the 6.30 BsF per U.S. dollar rate. At December 31, 2013, the Company was still able to import copper at the official CADIVI rate. In 2013 the Company remeasured the monetary assets and liabilities denominated in bolivars of its Venezuelan subsidiary at the official rate.

In the three months ended March 28, 2014, limited amounts of dollars were approved at the official rate, including $2.2 million which was approved for payment of copper imports that were authorized in 2013 at the rate of 6.30 BsF per U.S. dollar, the official rate, and $0.8 million that was authorized at the 4.30 BsF per U.S. dollar rate. There were approximately $42.8 million of U.S. dollar payables which the Company expects to settle at the official rate.

As of March 28, 2014, the Company’s industry group, and hence the Company, was not eligible for participation in the SICAD 1 auctions. If the Company becomes eligible for SICAD 1 auction, that is, the wire and cable industry is named an eligible bidder in an auction called by CENCOEX, the Company would be eligible to purchase U.S. dollars but likely in government restricted amounts. There are uncertainties as to the restrictions placed on eligible participants and the amount of U.S. Dollars available for purchase through the auction process, However, when the Venezuelan government issued Exchange Agreement No. 25 on January 24, 2014, it indicated that the published exchange rate resulting from the latest SICAD 1 auction would be used for certain transactions and activities that previously were subject to the official rate of 6.3 BsF per U.S. dollar, including foreign investments.

After consultation with Venezuelan legal counsel, management has determined as of March 28, 2014 that “foreign investments” in Exchange Agreement No. 25 should be interpreted to mean that future dividend remittances would be transacted at the exchange rate established through the SICAD 1 auction process, and should be used as the exchange rate required to remeasure the Company’s net monetary assets, after giving consideration to the U.S. dollar-denominated payables noted above which the Company expects the Venezuelan government to approve and settle by using U.S. dollars obtained at the official rate.

Recognizing there is considerable uncertainty as to the nature of transactions that will flow through SICAD 1 auction and how SICAD 1 auction will operate in the future, effective with the quarter ended March 28, 2014, the Company expects that the majority of Venezuelan subsidiary’s net monetary assets will be remeasured at the SICAD1 rate since that is the rate the Company now believes, based in part on the advice of Venezuelan legal counsel, will be applicable for future dividend remittances. Although the CENCOEX approval process for U.S. dollar copper payments has been very slow, the Company continues to believe that transactions for imports of essential goods, such as copper purchases needed for the production of wire and cable, will be settled at the official exchange rate and the Company expects to continue to receive authorizations and payments at this rate, which it will use for remeasuring the applicable U.S. dollar-denominated liabilities. In applying the SICAD 1 exchange rate of 10.8 BsF per U.S. dollar to certain of its monetary assets and liabilities, the Company recorded a devaluation charge of $83.1 million for the three months ended March 28, 2014 which was included in Other Income (Expense) within the Condensed Consolidated Statements of Operations and Comprehensive Income (Loss).

The Company does not intend to utilize the SICAD 2 foreign exchange mechanism at the prevailing exchange rates. The Company has assessed a number of factors, including the limited number of SICAD 2 auctions held to date, the Company’s ability to access the SICAD 2 exchange to date, the restrictions placed on eligible participants, the amount of U.S. Dollars available for purchase through the auction process, and the historical lack of official information about the resulting SICAD 2 rate. At this time, based upon its assessment, the Company does not believe it would be appropriate to use rates from the SICAD 2 exchange system for financial reporting purposes at March 28, 2014.

In addition to the aforementioned exchange controls, the Venezuelan President used decree power to pass the Law of Costs, Earnings, and Fair Profits, which became effective in January 2014, authorizing, among other things, the Venezuelan government to set maximum pricing limits in the private sector. Therefore, the majority of the Company’s product portfolio in Venezuela is subject to price controls, which may restrict the Company’s ability to increase prices more than 30% higher than product costs. Until this law is removed or revised to allow for a higher level of pricing, the Venezuelan operating profit margin is expected to be lower than historical and previously projected future profit levels. In addition, ongoing labor negotiations and expected continuing social unrest in Venezuela are expected to result in lower than historical and previously projected future profit levels.

The Venezuelan subsidiary is a part of the PDIC reporting unit. At December 31, 2013, the estimated fair value of the goodwill and other indefinite-lived intangibles at our PDIC reporting unit exceeded its corresponding carrying amount including recorded goodwill and other indefinite-lived intangibles. However, due to the estimated decline in operating results of the Venezuelan subsidiary related to the Venezuelan government’s new foreign exchange laws, price controls and social unrest, the Company has completed a Step 1 impairment assessment. See Note 6—Goodwill and Other Intangible Assets for additional information.

At March 28, 2014 and December 31, 2013, the Company’s total assets in Venezuela were $222.4 million and $367.3 million and total liabilities were $78.5 million and $102.7 million, respectively. At March 28, 2014 and December 31, 2013, total assets included BsF denominated monetary assets of $151.9 million and $238.3 million, which consisted primarily of $113.9 million and $194.0 million of cash, and $30.0 million and $39.6 million of accounts receivable, respectively. At March 28, 2014 and December 31, 2013, total liabilities included BsF denominated monetary liabilities of $35.7 million and $65.1 million, which consisted primarily of accounts payable and other current and non-current accruals, respectively.

The Company’s sales in Venezuela were 3% of consolidated net sales for the three fiscal months ended March 28, 2014 and March 29, 2013, respectively. Operating income in Venezuela was 19% and 18% of consolidated operating income for the three fiscal months ended March 28, 2014 and March 29, 2013, respectively.

For the three fiscal months ended March 28, 2014, 100% of Venezuela’s sales were BsF denominated. For the three fiscal months ended March 28, 2014 Venezuela’s cost of sales were approximately 54% BsF denominated and approximately 46% U.S. dollar denominated. For the three fiscal months ended March 29, 2013, Venezuela’s sales and cost of sales were approximately 100% and 41% BsF denominated and approximately 0% and 59% U.S. dollar denominated, respectively.

During the three fiscal months ended March 28, 2014, the Company settled $3.0 million U.S. dollar denominated intercompany payables and accounts payable in Venezuela. Of the $3.0 million settled in the three months ended March 28, 2014, $2.2 million was authorized for payment of copper imports at the rate of 6.30 BsF per U.S. dollar and $0.8 million was authorized at the rate of 4.30 BsF per U.S. dollar. At March 28, 2014, there were approximately $42.8 million of U.S. dollar payables which the Company expects to settle at the official rate. Approximately $20.8 million of the requested settlements have been outstanding less than 90 days and $22.0 million have been outstanding over 90 days. Currency exchange controls in Venezuela continue to limit the Company’s ability to repatriate funds from Venezuela. We do not consider the net assets of Venezuela to be integral to the Company’s ability to service its debt and operational requirements.

During the three fiscal months ended March 29, 2013 the Company settled $7.1 million of U.S. dollar denominated intercompany payables and accounts payable in Venezuela at the rate of 4.30 BsF per U.S. dollar. Settlements were made at the rate of 4.30 BsF per U.S. dollar on U.S. dollar denominated intercompany payables and accounts payable in the three fiscal months ended March 28, 2014 because the authorization for copper imports was submitted prior to the devaluation on February 13, 2013. At December 31, 2013, $37.6 million of requests of U.S. dollars to settle U.S. dollar denominated intercompany payables remained pending with CADIVI, which we expect will be settled at the 6.30 BsF per U.S. dollar rate. Approximately $22.4 million of the requested settlements have been pending up to 30 days, $15.1 million have been pending up to 180 days, and $0.1 million have pending over 180 days. All monetary assets and liabilities were remeasured at 6.30 BsF per U.S. dollar at December 31, 2013, the rate the Company expected to remit dividends.

As a result of government restrictions, Venezuela continues to operate in a difficult economic environment. The Company has historically taken steps to address operational challenges including obtaining approval of copper imports at the official rates, purchasing other raw material products domestically, and adjusting prices to reflect raw material cost and adherence to government price controls. These regulations, when considered with other governmental policies impacting labor force reductions and other circumstances in Venezuela, may limit our ability to fully benefit from and maintain our controlling financial interest in our Venezuelan subsidiaries. The financial impact on our operations in Venezuela of these events and associated ongoing restrictions are uncertain. At March 28, 2014 management expects ongoing operations to continue in Venezuela, but continues to monitor the economic conditions.